Basis of Presentation and General Information - Summary of Companies Subsidiaries Included in the Consolidated Financial Statements (Detail)	6 Months Ended
Jun. 30, 2026 t
Drybulk International Trading and Shipping Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Bushfire
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date	Sep. 21, 2022
Raw Commodities Exports Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Angelbay
Dead Weight Tonnage ("dwt")	32,000
Acquisition Date	Oct. 19, 2022
Crude Oil Services International Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jul. 06, 2023
Name of Vessel Owned by Subsidiary	Afrapearl II
Dead Weight Tonnage ("dwt")	115,804
Acquisition Date	Jul. 14, 2023
Spitfire Dragon Transport Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Apr. 10, 2024
Name of Vessel Owned by Subsidiary	Eco Spitfire
Dead Weight Tonnage ("dwt")	33,664
Acquisition Date	May 10, 2024
Furious Petroleum Transport Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Jan. 15, 2026
Name of Vessel Owned by Subsidiary	Clean Fury
Dead Weight Tonnage ("dwt")	47,203
Acquisition Date	Apr. 03, 2026
Magnificent Hydrocarbons Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of Incorporation	Dec. 18, 2025
Name of Vessel Owned by Subsidiary	Clean Reaper (ex. San Remo)
Dead Weight Tonnage ("dwt")	50,760
Acquisition Date	Aug. 06, 2026